Related Party Transactions (Summary of Related Party Transactions) (Details) - Axionlog Distribution B.V. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Food and paper	$ (163,536)	$ (164,882)	$ (199,801)
Occupancy and other operating expenses	(3,882)	(2,499)	(2,251)
Other operating expenses, net	0	0	16,986
Net interest income	47	461	1,387
Logistics service fees from related party	40,714	44,170	45,143
Suppliers purchase expense related party	$ 122,822	$ 120,712	$ 154,658